Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	6,655,455	10,429,345
Granted | shares	965,876	1,009,100
Exercised | shares	(1,555,989)	(1,984,698)
Expired | shares	(1,600,080)	(2,798,292)
Number of options outstanding | shares	4,465,262	6,655,455
Beginning balance, Weighted average exercise price (cad per share)	$ 7.38	$ 7.94
Granted (cad per share)	6.59	6.56
Exercised (cad per share)	5.93	2.40
Expired (cad per share)	10.52	12.70
Ending balance, Weighted average exercise price (cad per share)	6.59	7.38
Exercise price of outstanding share options	$ 9.66	$ 5.89